Earnings (loss) per ordinary share - Antidilutive (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 23, 2015
Earnings per share [line items]
Potential ordinary shares excluded from calculation of diluted (loss) earnings per share because their effect would be anti-dilutive	170,673	96,236	107,913
Number of shares issued	139,000
Class A
Earnings per share [line items]
Number of shares issued				98,078,161
FerroAtlantica Group
Earnings per share [line items]
Number of shares considered outstanding				98,078,163
FerroAtlantica Group | Grupo Villar Mir, S.A.U.
Earnings per share [line items]
Number of predecessor shares acquired at business combination				200,000